Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	We operate in the technology sector, which is subject to various cybersecurity risks that could adversely affect our business, financial condition, and results of operations, including intellectual property theft; fraud; extortion; harm to employees or customers; violation of privacy laws and other litigation and legal risk; and reputational risk. We recognize the critical importance of developing, implementing, and maintaining robust cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. We currently have security measures in place to protect customers’, employees’ and vendors’ information and prevent data loss and other security breaches, including a cybersecurity risk assessment program. Both management and the Board of Directors are actively involved in the continuous assessment of risks from cybersecurity threats, including prevention, mitigation, detection, and remediation of cybersecurity incidents.

Our current cybersecurity risk assessment program is included in our Risk Management Framework and consists of identifying information technology assets that are essential to meeting our key business objectives; identifying cyberattacks that could adversely affect those assets; considering the likelihood of cyberattacks occurring and understanding the impact of any such cyberattack. The program outlines governance, policies and procedures, and technology we use to oversee and identify risks from cybersecurity threats and is informed by previous cybersecurity incidents we have observed in our industry.

Our Research and Development Managers are responsible for the day-to-day assessment and management of risks from cybersecurity threats, including the prevention, mitigation, detection, and remediation of cybersecurity incidents. The individuals currently serving in these roles are experienced in infrastructure management.

Below are processes we use to prevent, detect, remediate and mitigate cybersecurity incidents:

●	roles and permissions follow the Principle of Least Privilege where staff only have access to our technology and services required to complete their day-to-day activities.

●	all passwords for critical systems meet minimum complexity requirement standards.

●	multi-factor authentication (MFA) is enforced on all critical systems and access points.

●	servers and databases are updated with the latest versions of relevant operating systems and applications with long-term support (LTS) as a minimum requirement.

●	all systems are regularly updated with the latest software patches.

●	all servers and client public traffic is encrypted using HTTPS with access controlled by reputable external authentication providers.

●	servers are configured with automatic backup procedures running daily with a retention period of 14 days.

●	access to servers and databases requires a strong password and an encrypted key that is unique to individual users. Access to these services is limited to strictly necessary personnel.

●	suspicious IP Throttling enabled (Auth0), protecting accounts against high-velocity attacks that target multiple user accounts from a single IP address.

●	brute-force Protection enabled (Auth0), safeguarding against brute-force attacks that target a single user account.

●	all source code is stored externally on a reputable third-party repository provider using private repositories and limited access to development staff.

●	proprietary software is peer-reviewed to ensure quality and consistency while reducing potential bugs and issues.

●	proprietary software is tested before release using end-to-end testing, scenario testing and unit testing methods.

●	proprietary software dependency updates are identified, updated and tested in line with software release cycles.

●	in-house software follows release lifecycles flowing through development, stage and production servers.

●	web services are hosted on a reputable third-party provider that provides SSL/HTTPS encryption, DDoS protection and Bot mitigation.

●	services can be recovered using readily available software, existing data backups, source code repositories and leveraging third-party hosting providers.

The Board of Directors is responsible for oversight of risks from cybersecurity threats in conjunction with our Research and Development Managers. The Board of Directors receives regular reports and updates from the Research and Development Managers with respect to the management of risks from cybersecurity threats. Such reports cover the Company’s information technology security program, including its current status, capabilities, objectives and plans, as well as the evolving cybersecurity threat landscape.

We undertake activities to prevent, detect, and minimize the effects of cybersecurity incidents, including periodic risk reviews.

To date, no cybersecurity incident (or aggregation of incidents) or cybersecurity threat has materially affected our results of operations or financial condition. However, an actual or perceived breach of our security could damage our reputation, cause existing customers to discontinue using our publishing solutions, prevent us from attracting new customers, require time, resources and cost to remediate or subject us to third-party lawsuits, regulatory fines or other actions or liabilities, any of which could adversely affect our business, operating results or financial condition. For further information, see “Risk Factors—We face cybersecurity risks that could result in damage to our reputation and/or subject us to fines, payment of damages, lawsuits and restrictions on our use of data.” in Item 3 of this Annual Report on Form 20-F. We have attempted to pre-emptively mitigate the financial impact of any cybersecurity incident and currently maintain a cyber liability insurance policy. However, our cyber liability insurance may be inadequate or may not be available in the future on acceptable terms, or at all. In addition, our cyber liability insurance policy may not cover all claims made against us, and defending a suit, regardless of its merit, could be costly and divert management’s attention from our business and operations.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our current cybersecurity risk assessment program is included in our Risk Management Framework and consists of identifying information technology assets that are essential to meeting our key business objectives; identifying cyberattacks that could adversely affect those assets; considering the likelihood of cyberattacks occurring and understanding the impact of any such cyberattack. The program outlines governance, policies and procedures, and technology we use to oversee and identify risks from cybersecurity threats and is informed by previous cybersecurity incidents we have observed in our industry.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors receives regular reports and updates from the Research and Development Managers with respect to the management of risks from cybersecurity threats. Such reports cover the Company’s information technology security program, including its current status, capabilities, objectives and plans, as well as the evolving cybersecurity threat landscape.
Cybersecurity Risk Role of Management [Text Block]	The Board of Directors is responsible for oversight of risks from cybersecurity threats in conjunction with our Research and Development Managers. The Board of Directors receives regular reports and updates from the Research and Development Managers with respect to the management of risks from cybersecurity threats. Such reports cover the Company’s information technology security program, including its current status, capabilities, objectives and plans, as well as the evolving cybersecurity threat landscape.